Operations of Segments and Reconciliation with Consolidated Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Cash Equivalents Short And Long Term Investments and Restricted Investments [Line Items]
Net Sales	$ 680,255	$ 598,246	$ 862,882
Gross profit (loss)	(34,690)	(226,350)	(352,592)
Depreciation and amortization	162,626	227,776	259,190
Interest income	3,781	5,295	12,153
Interest expense	328,898	259,876	258,971
Equity in (loss)/gain of associates	226	(8,057)	(2,295)
Loss before income taxes	(239,311)	(1,608,142)	(1,043,215)
Expenditure for additions to long-lived assets	55,890	12,015	100,501
Operating Segments | Mahong polysilicon plant
Cash Cash Equivalents Short And Long Term Investments and Restricted Investments [Line Items]
Net Sales	14,093	1,179	85,662
Gross profit (loss)	(74,052)	(114,687)	(113,551)
Depreciation and amortization	68,978	111,323	111,516
Interest income	390	1,173	551
Interest expense	120,380	56,944	30,571
Equity in (loss)/gain of associates	0	0	0
Loss before income taxes	(106,384)	(561,033)	(19,420)
Expenditure for additions to long-lived assets	45,905	2,635	23,334
Operating Segments | Other Pv Products Segment
Cash Cash Equivalents Short And Long Term Investments and Restricted Investments [Line Items]
Net Sales	676,191	597,597	837,367
Gross profit (loss)	37,559	(119,266)	(265,960)
Depreciation and amortization	93,648	116,453	147,674
Interest income	3,391	4,122	11,602
Interest expense	208,518	202,932	228,400
Equity in (loss)/gain of associates	226	(8,057)	(2,295)
Loss before income taxes	(134,730)	(1,054,712)	(1,050,714)
Expenditure for additions to long-lived assets	9,985	9,380	77,167
Intersegment Elimination
Cash Cash Equivalents Short And Long Term Investments and Restricted Investments [Line Items]
Net Sales	(10,029)	(530)	(60,147)
Gross profit (loss)	1,803	7,603	26,919
Revenue with other segment	10,029	530	60,147
Loss before income taxes	1,803	7,603	26,919
Intersegment Elimination | Mahong polysilicon plant
Cash Cash Equivalents Short And Long Term Investments and Restricted Investments [Line Items]
Revenue with other segment	10,029	530	60,147
Intersegment Elimination | Other Pv Products Segment
Cash Cash Equivalents Short And Long Term Investments and Restricted Investments [Line Items]
Revenue with other segment	$ 0	$ 0	$ 0